FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INCOME AND EXPENSES
Schedule of financial income and costs

a)    Financial income

	01.01.2022	01.01.2021	01.01.2020
Description	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Interest income	32,388,801	2,196,886	7,931,055
Ipiranga purchase warranty restatement	39,509	11,290	7,674
From PIS credit and COFINS (1)	2,054,586	1,312,930	5,124,810
Other financial income	5,239,514	4,270,763	1,882,340
Total	39,722,410	7,791,869	14,945,879
(1)	See Note 6 for more information on recovery.

b)    Financial expenses

	01.01.2022	01.01.2021	01.01.2020
Description	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Bond interest	(51,863,601)	(48,624,062)	(45,927,500)
Bank loan interest	(1,782,972)	(267,012)	(1,186,731)
Lease interest	(2,092,868)	(1,816,506)	(1,873,571)
Other financial costs	(3,808,512)	(2,284,876)	(5,785,035)
Total	(59,547,953)	(52,992,456)	(54,772,837)